Trade And Unbilled Receivables And Contract Assets, Net - Schedule of trade and unbilled receivables, net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and unbilled receivables	$ 1,006,557	$ 767,089
Contract assets	1,948,464	1,957,697
Current period provision for expected credit loss	12,135	8,024
Trade and unbilled receivables and contract assets, net	2,942,886	2,716,762
Israeli Ministry Of Defense
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short and long-term trade and unbilled receivables	761,536	746,816
Affiliated companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and unbilled receivables	$ 120,039	$ 92,721